Future Minimum Lease Payments to be Received (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule Of Capital Leases Future Minimum Payments Receivable [Line Items]
2013	$ 48.6
2014	45.7
2015	39.5
2016	29.1
2017	$ 26.7